Related party transactions (Tables)	6 Months Ended
Mar. 31, 2019
Related party transactions
Schedule of relationship and the nature of related party transactions

Name of Related Party	Relationship to the Company	Nature of Transactions
Forasen Group Co., Ltd. (‘‘Forasen Group’’)	Owned by the Chairman of Board of Directors	Provides guarantee for the Company’s bank loans; purchases from the Company; leases factory building to the Company
FarmNet Limited	Parent company of FMI	Provides working capital loan
Yefang Zhang	Chief Executive Officer (‘‘CEO’’)	Provides working capital loan; provides guarantee for the Company’s bank loans
Zhengyu Wang	Chairman of Board of Directors	Provides guarantee for the Company’s bank loans

Schedule of due to related parties

	March 31,	September 30,
	2019	2018
Zhengyu Wang	$47,232	$—
Forasen Group	149	—
FarmNet Limited	—	122,800
Total	$47,381	$122,800